Combined Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	$ (65,714)
Net cash used in operating activities	(396,814)
Investing activities
Net cash used in investing activities	(300,038,000)
Financing activities
Net cash provided by financing activities	301,440,645
Mafco Worldwide & Merisant
Operating activities
Net income	30,900,000	$ 25,100,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	3,000,000	3,400,000
Amortization expense related to intangible assets	10,700,000	11,100,000
Deferred income taxes	(10,500,000)	(14,800,000)
Loss on sale of fixed assets	100,000	200,000
Changes in operating assets and liabilities:
Accounts receivable	1,500,000	(7,000,000)
Inventories	2,000,000	4,800,000
Pension	(1,600,000)	1,700,000
Prepaid expenses and other current assets	(3,100,000)	2,500,000
Accounts payable, accrued liabilities and income taxes	(3,000,000)	9,300,000
Other, net	2,000,000	3,000,000
Net cash used in operating activities	32,000,000	39,300,000
Investing activities
Capital expenditures	(4,100,000)	(3,100,000)
Proceeds from sale of fixed assets		2,400,000
Net cash used in investing activities	(4,100,000)	(700,000)
Financing activities
Borrowings under revolver	1,500,000
Funding to Parent, net	(25,700,000)	(41,100,000)
Net cash provided by financing activities	(24,200,000)	(41,100,000)
Effect of exchange rate changes on cash and cash equivalents	(500,000)	(100,000)
Net Change in Cash	3,200,000	(2,600,000)
Cash and cash equivalents, beginning of period	7,200,000	6,800,000
Cash and cash equivalents, end of period	10,400,000	4,200,000
Supplemental disclosure of cash paid
Income Taxes Paid, Net	$ 4,500,000	$ 4,800,000